Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Davenport Core Leaders Fund | Davenport Core Leaders Fund
Prospectus [Line Items]
Annual Return [Percent]	10.71%	20.63%	28.95%	(20.05%)	22.97%	13.78%	32.89%	(6.24%)	19.87%	9.26%
Davenport Value & Income Fund | Davenport Value & Income Fund
Prospectus [Line Items]
Annual Return [Percent]	13.69%	11.82%	8.50%	(12.90%)	23.35%	1.91%	25.15%	(10.67%)	18.23%	13.99%
Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	(2.61%)	9.72%	27.69%	(23.14%)	26.43%	21.43%	39.22%	(8.01%)	20.79%	7.33%
Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund
Prospectus [Line Items]
Annual Return [Percent]	(7.26%)	3.32%	22.28%	(15.58%)	20.39%	25.74%	40.88%	(14.63%)	19.88%	26.21%
Davenport Insider Buying Fund | Davenport Insider Buying Fund
Prospectus [Line Items]
Annual Return [Percent]	4.26%	3.12%
Davenport Balanced Income Fund | Davenport Balanced Income Fund
Prospectus [Line Items]
Annual Return [Percent]	9.88%	7.98%	7.81%	(11.03%)	14.18%	3.58%	18.55%	(7.56%)	11.11%	9.16%
Government Street Equity Fund | Government Street Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	19.49%	29.63%	20.79%	(17.27%)	29.33%	22.28%	31.81%	(6.01%)	22.69%	5.04%
Government Street Opportunities Fund | Government Street Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	14.51%	17.28%	15.17%	(14.18%)	30.40%	17.98%	30.37%	(7.28%)	20.32%	14.02%
Jamestown Equity Fund | Jamestown Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	19.05%	24.75%	24.26%	(16.62%)	29.47%	21.81%	30.15%	(6.81%)	19.75%	6.69%